Significant Agreements (Details) (USD $)	9 Months Ended			0 Months Ended		9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended					12 Months Ended			0 Months Ended	59 Months Ended	68 Months Ended	0 Months Ended		0 Months Ended							9 Months Ended	12 Months Ended	17 Months Ended	1 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 Series C-1 Preferred Stock	Dec. 31, 2011 Series C-1 Preferred Stock	Feb. 20, 2008 Collaboration arrangement Original Sotatercept agreement Discovery stage compounds item	Feb. 20, 2008 Collaboration arrangement Original Sotatercept agreement Commercial milestones Sotarcept Maximum	Sep. 30, 2013 Collaboration arrangement Celgene Sotatercept agreements	Dec. 31, 2012 Collaboration arrangement Celgene Sotatercept agreements	Feb. 20, 2008 Collaboration arrangement Celgene Sotatercept agreements Minimum	Sep. 30, 2013 Collaboration arrangement Celgene Sotatercept agreements Minimum item	Dec. 31, 2012 Collaboration arrangement Celgene Sotatercept agreements Minimum item	Feb. 20, 2008 Collaboration arrangement Celgene Sotatercept agreements Maximum	Feb. 20, 2008 Collaboration arrangement Celgene Sotatercept agreements Series C-1 Preferred Stock	Feb. 20, 2008 Collaboration arrangement Celgene Sotatercept agreements Series C-1 Preferred Stock Minimum	Feb. 20, 2008 Collaboration arrangement Celgene Sotatercept agreements Common Stock	Feb. 20, 2008 Collaboration arrangement Celgene Sotatercept agreements Discovery stage compounds item	Dec. 31, 2011 Collaboration arrangement Celgene Sotatercept agreements Clinical milestones	Sep. 30, 2013 Collaboration arrangement Celgene Sotatercept agreements Clinical milestones Sotarcept	Dec. 31, 2012 Collaboration arrangement Celgene Sotatercept agreements Clinical milestones Sotarcept	Feb. 20, 2008 Collaboration arrangement Celgene Sotatercept agreements Nonrefundable, upfront payments	Dec. 31, 2012 Collaboration arrangement Celgene Sotatercept agreements Research and development funding and milestones Sotarcept	Sep. 30, 2013 Collaboration arrangement Celgene Sotatercept agreements Research and development funding and milestones Sotarcept	Feb. 20, 2008 Collaboration arrangement Celgene Original Sotatercept agreement Discovery stage compounds	Feb. 20, 2008 Collaboration arrangement Celgene Original Sotatercept agreement Discovery stage compounds Maximum	Feb. 20, 2008 Collaboration arrangement Celgene Original Sotatercept agreement Sotarcept	Feb. 20, 2008 Collaboration arrangement Celgene Original Sotatercept agreement Clinical milestones Discovery stage compounds Maximum	Feb. 20, 2008 Collaboration arrangement Celgene Original Sotatercept agreement Clinical milestones Sotarcept Maximum	Feb. 20, 2008 Collaboration arrangement Celgene Original Sotatercept agreement Regulatory milestones Discovery stage compounds Maximum	Feb. 20, 2008 Collaboration arrangement Celgene Original Sotatercept agreement Regulatory milestones Sotarcept Maximum	Sep. 30, 2013 Collaboration arrangement Celgene Original Sotatercept agreement Commercial milestones Discovery stage compounds Maximum	Feb. 20, 2008 Collaboration arrangement Celgene Original Sotatercept agreement Commercial milestones Discovery stage compounds Maximum	Sep. 30, 2013 Collaboration arrangement Celgene Modified Sotatercept agreement	Dec. 31, 2012 Collaboration arrangement Celgene Modified Sotatercept agreement	Dec. 31, 2012 Collaboration arrangement Celgene Modified Sotatercept agreement Minimum	Aug. 31, 2011 Collaboration arrangement Celgene Modified Sotatercept agreement Sotatercept and ACE-536	Aug. 31, 2011 Collaboration arrangement Celgene Modified Sotatercept agreement Clinical milestones Discovery stage compounds	Aug. 31, 2011 Collaboration arrangement Celgene Modified Sotatercept agreement Clinical milestones Sotarcept	Aug. 31, 2011 Collaboration arrangement Celgene Modified Sotatercept agreement Regulatory milestones Discovery stage compounds	Aug. 31, 2011 Collaboration arrangement Celgene Modified Sotatercept agreement Regulatory milestones Sotarcept
Significant Agreements
Number of license options granted				3											3
Payments received																$ 7,000,000			$ 45,000,000	$ 34,200,000	$ 34,500,000
Potential milestone payments receivable					150,000,000																				53,300,000	88,000,000	204,000,000	272,000,000	150,000,000	150,000,000					25,500,000	27,000,000	142,500,000	190,000,000
Potential royalty rate (as a percent)																						20.00%		20.00%
Potential option fees																							30,000,000
Shares purchased by collaborators		457,875	457,875									457,875
Aggregate purchase price												5,000,000
Gross proceeds from IPO	87,406,000												35,000,000
Amount of commitment to purchase common stock by collaborator in a private offering														10,000,000
Specified amount of proceeds from IPO considered for purchase of common stock by collaborator								50,000,000			50,000,000
Percentage of gross proceeds from IPO, committed by collaborator for purchase of common stock											20.00%
Percentage of development costs for which collaborator is responsible																															100.00%	100.00%	50.00%
Optional one-time royalty payment																																		25,000,000
Milestone payment receivable on commencement of Phase 2b clinical trial																	$ 7,000,000	$ 7,000,000
Number of licenses which may be terminated									1	1
Period of notice for termination of agreement						180 days	180 days
Period of notice for termination of agreement on failure to meet certain criteria of licensed product						45 days	45 days